Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,775,728)	$ (1,185,493)	$ (1,602,303)	$ (1,154,808)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation and Amortization	17,148	10,000	25,695	25,803
Amortization of Deferred Financing Costs
Stock Option Compensation	88,000		165,167	95,167
Bad Debt Expense
Convertible Debt Value	69,729
Common Stock Warrants Issued for Services	122,966		11,475	36,545
Common Stock Warrants Issued for Interest	69,729		241,682	254,537
(Increase) Decrease in Operating Assets
Accounts Receivable	150,551	646,046	669,155	(573,620)
Inventory	(236,768)	132,747	(89,121)	920,160
Other Current Assets	(328,086)	(274,302)	84,822	66,291
Other Assets	60,476	41,234	(19,242)	(39,414)
Increase (Decrease) in Accounts and Other Payables	582,310	535,074	367,102	637,418
Net Cash Used in Operating Activities	(1,179,673)	(94,695)	(145,568)	268,079
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(17,352)	(35,305)	(21,915)	(1,496)
Proceeds from Sale of Equipment
Net Cash Provided by (Used in) Investing Activities	(17,352)	(35,305)	(21,915)	(1,496)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in Restricted Cash	(59,209)	(126,914)	(7,385)	80,238
Proceeds from (Payments on) Long-Term Notes Payable/Debt	115,865
Proceeds from (Payments on) Short-Term Notes Payable/Debt	71,248	268,424	152,260	(241,704)
Proceeds from (Payments to) Due to Related Parties	(82,711)	(69,327)	(31,150)	(55,072)
Common Stock Issued, Net of (Cost of Capital)	2,113,000			63,578
Proceeds from Exercise of Stock Options
Deferred Finance Costs, Net
Net Cash Provided by Financing Activities	2,158,193	72,183	113,725	(152,960)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	20,745	15,739	46,309	16,620
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	981,913	(42,078)	(7,449)	130,243
Cash and Cash Equivalents- Beginning of Period	249,521	256,970	256,970	126,727
CASH AND CASH EQUIVALENTS - END OF PERIOD	1,231,434	214,892	249,521	256,970
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid	2,096	1,806	5,016	13,500
Income Tax Paid				7,762
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Warrants Issued for Interest Expense			136,110	125,738
Convertible Debenture conversion features			105,572	128,799
Warrants for services			11,475	36,545
Dividends Paid with Series B Preferred Stock			$ 95,000	$ 102,720
Debenture Principal converted to Common Stock	499,750
Debenture Accrued Interest converted to Common Stock	288,787
Rent Accounts Payable to related Party converted to Common Stock	99,789
Common Stock issued for Consulting Agreements related to Cost of Capital	1,932,736
Accrued Dividends converted to Common Stock	$ 455,926